Financial assets and financial liabilities (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance	R$ 528,678
Payment of interest	(279,800)	R$ (201,588)	R$ (117,986)
Other	24,500	9,975	14,479
Closing balance	566,867	528,678
Accounts Payable To Selling Shareholders [member]
IfrsStatementLineItems [Line Items]
Opening balance	528,678	679,826	518,240
Cash flows payments and deductions	(225,460)	(236,760)	(180,020)
Payment of interest	(55,989)	(24,428)	(12,661)
Acquisition of licenses		24,408	54,000
Interest	85,069	68,064	31,915
Additions consideration to be transferred on business combinations	234,000		243,816
Consideration to be transferred on business combinations (earn-outs)		27,921	24,536
Reversals		(10,353)
Remeasurement of earn-outs	2,556
Other	(1,987)
Closing balance	R$ 566,867	R$ 528,678	R$ 679,826